DEBT (Details) $ / shares in Units, $ in Thousands				1 Months Ended								3 Months Ended		12 Months Ended
	Dec. 18, 2020 USD ($) $ / shares	Nov. 09, 2020 USD ($) shares	May 03, 2019 USD ($) $ / shares shares	Jan. 31, 2021 EUR (€)	Nov. 30, 2020 USD ($) shares	Oct. 31, 2020 USD ($) $ / shares	Aug. 31, 2020 USD ($) $ / shares shares	Jul. 31, 2020 USD ($) $ / shares	Sep. 30, 2019	Apr. 30, 2019 USD ($) $ / shares shares	Oct. 31, 2018 USD ($) shares	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)		Dec. 17, 2020 $ / shares	Mar. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)
DEBT (Details) [Line Items]
Debt issuance costs, net														$ 741	$ 1,183
Debt instrument, face amount		$ 3,000						$ 4,162				$ 608	$ 741
Aggregate gross proceeds											$ 5,000
Percentage of conversion price									30.00%		20.00%
Derivative liability, redemption feature probability											80.00%
Embedded derivative, carrying value											$ 14,000
Loss on debt extinguishment														(2,360)	(3,374)	[1]
Loans and borrowings												35,190		33,843	33,728
Convertible Debt												27,266		27,142	26,566
Option, equity financing, pro rata share of total securities issued	25.00%
Loans and borrowings												7,924		$ 6,701	7,162
Strike price (in Dollars per share) | $ / shares	$ 13.00													$ 8.90
Repayments of debt
Loss on fair value of derivative instrument													$ 13	$ 657	421
Series C Convertible Debentures
DEBT (Details) [Line Items]
Debt instrument, qualified financing, gross proceeds											5,000
Series D Convertible Notes Due March 2022
DEBT (Details) [Line Items]
Quarterly interest, satisfaction of payment through issued of common stock, percentage	95.00%
September 2023 Convertible Debentures
DEBT (Details) [Line Items]
Debt instrument, face amount						$ 1,230
Derivative instrument liability						$ 570
Derivative liability, redemption feature probability						43.00%
Embedded derivative, carrying value						$ 2,160
Loss on debt extinguishment						$ 570
Interest rate						8.00%
Election to convert accrued and unpaid interest to common stock (in Dollars per share) | $ / shares						$ 5.95
Accrued and unpaid interest to common stock, redemption feature						70.00%
Loss on fair value of derivative instrument						$ 600
Series C Financing
DEBT (Details) [Line Items]
Debt instrument, face amount											$ 18,000
Maturity date											Sep. 30, 2021
Derivative instrument liability											$ 3,900
Series C Financing | Series C Convertible Debentures
DEBT (Details) [Line Items]
Derivative instrument liability																			$ 4,400
Series D Financing | Series D Convertible Notes Due March 2022
DEBT (Details) [Line Items]
Debt instrument, face amount																		$ 27,750
Interest rate													10.00%					8.00%
Common stock shares, guaranteed and secured (in Shares) | shares																		1,300,002
Convertible, common shares, minimum																		$ 1,000
Convertible, conversion price (in Dollars per share) | $ / shares	$ 30.62																$ 11	$ 11
Share price, trigger event (in Dollars per share) | $ / shares																		13.54
Series D Financing | Minimum [Member] | Series D Convertible Notes Due March 2022
DEBT (Details) [Line Items]
Share price, trigger event (in Dollars per share) | $ / shares																		$ 13.54
Convertible Notes2022 Amendment | Series D Convertible Notes Due March 2022
DEBT (Details) [Line Items]
Interest rate	8.00%
Quarterly interest, satisfaction of payment through issued of common stock, percentage	95.00%
Option, equity financing, issuance of equity securities, net proceeds	$ 25,000
Option, equity financing, pro rata share of total securities issued	25.00%
Convertible Notes2022 Amendment | Maximum [Member] | Series D Convertible Notes Due March 2022
DEBT (Details) [Line Items]
Periodic payment, interest	$ 2,000
Series E Financing | Series E Convertible Debenture
DEBT (Details) [Line Items]
Debt issuance costs, net								181
Debt instrument, face amount								4,162
Derivative instrument liability								$ 1,705
Derivative liability, redemption feature probability								90.00%
Embedded derivative, carrying value								$ 2,457
Loss on debt extinguishment								$ 1,705
Convertible, conversion price (in Dollars per share) | $ / shares								$ 0.0800
Election to convert accrued and unpaid interest to common stock (in Dollars per share) | $ / shares								$ 5.95
Accrued and unpaid interest to common stock, redemption feature								70.00%
Percentage ownership following redemption feature								50.00%
Future conversion price, discount, redemption feature								30.00%
Loss on fair value of derivative instrument								$ 85
Neem Holdings Warrants
DEBT (Details) [Line Items]
Debt instrument, face amount		$ 3,000
Number of securities called by warrants or rights (in Shares) | shares		300,000
Aggregate purchase price		$ 3
Portugal Line of Credit [Member]
DEBT (Details) [Line Items]
Interest rate				3.00%
Borrowing amount (in Euro) | €				€ 1,000,000.00
Repayment of principal amount (in Euro) | €				€ 62,500
Neem Holdings
DEBT (Details) [Line Items]
Number of securities called by warrants or rights (in Shares) | shares					300,000
Neem Holdings | Neem Holdings Convertible Note
DEBT (Details) [Line Items]
Debt instrument, face amount		$ 3,000
Neem Holdings | Neem Holdings Warrants
DEBT (Details) [Line Items]
Number of securities called by warrants or rights (in Shares) | shares					300,000									300,000
Aggregate purchase price					$ 3
Herbal Brands, Inc. [Member] | Non-Revolving Credit Facility [Member]
DEBT (Details) [Line Items]
Debt issuance costs, net							$ 400
Debt instrument, face amount										$ 8,500
Interest expense, debt												202	$ 157	$ 704	456
Interest rate										8.00%
Percentage of repayment of positive operating cash flow										85.00%
Prepayment option, interest payments										$ 2,338
Incremental interest rate							4.00%
Repayments of debt														1,191	622
Herbal Brands, Inc. [Member] | Non-Revolving Credit Facility [Member] | Minimum [Member]
DEBT (Details) [Line Items]
Repayments of debt, expected to be paid												1,000		1,000
Herbal Brands, Inc. [Member] | Non-Revolving Credit Facility [Member] | Maximum [Member]
DEBT (Details) [Line Items]
Repayments of debt, expected to be paid												$ 1,300		$ 1,300
Herbal Brands, Inc. [Member] | Rock Cliff
DEBT (Details) [Line Items]
Number of securities called by warrants or rights (in Shares) | shares							63,597
Strike price (in Dollars per share) | $ / shares							$ 26.73
Clever Leaves | September 2023 Convertible Debentures
DEBT (Details) [Line Items]
Debt instrument, face amount						$ 2,730
Schultze Special Purpose Acquisition Corp. (SAMA) | Clever Leaves | Private Investment in Public Equity (PIPE) | September 2023 Convertible Debentures
DEBT (Details) [Line Items]
Investment commitment					$ 1,500
Series C Preferred Stock [Member] | Series D Convertible Notes Due March 2022
DEBT (Details) [Line Items]
Loans and borrowings																		$ 30,258
Series C Preferred Stock [Member] | Series D Financing
DEBT (Details) [Line Items]
Embedded derivative, carrying value															4,475
Conversion											$ 17,890
Conversion (in Shares) | shares											2,546,670
Interest expense, debt															300
Loss on debt extinguishment															3,374
Embedded derivative, loss on embedded derivative															$ 133
Series C Preferred Stock [Member] | Herbal Brands, Inc. [Member] | Rock Cliff
DEBT (Details) [Line Items]
Class of warrant or right, fair value			$ 717							$ 717
Number of securities called by warrants or rights (in Shares) | shares			193,402							193,402
Strike price (in Dollars per share) | $ / shares			$ 8.79							$ 8.79
Series C Preferred Stock [Member] | Herbal Brands, Inc. [Member] | Rock Cliff | Warrant
DEBT (Details) [Line Items]
Class of warrant or right, fair value										$ 717
Loans and borrowings										$ 7,783
Series D convertible debt | Series D Convertible Notes Due March 2022
DEBT (Details) [Line Items]
Convertible Debt																		$ 27,750
Series D convertible debt | Neem Holdings Convertible Note
DEBT (Details) [Line Items]
Debt, termination of business combination, issuance of preferred shares (in Shares) | shares		194,805
Class A | September 2023 Convertible Debentures
DEBT (Details) [Line Items]
Convertible, conversion price (in Dollars per share) | $ / shares						$ 2.303
Class A | Series E Financing | Series E Convertible Debenture
DEBT (Details) [Line Items]
Convertible, conversion price (in Dollars per share) | $ / shares								$ 2.303
Aggregate purchase price								$ 5,950

[1]	See Note 3. for information on the restatement adjustment as of December 31, 2020 and on the reclassification adjustment as of December 31, 2019.